Financial instruments (Details) R$ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018 BRL (R$)	Mar. 31, 2017 BRL (R$)	Dec. 31, 2017 USD ($) R$ / $	Dec. 31, 2017 BRL (R$) R$ / $	Dec. 31, 2017 BRL (R$)
Financial instruments
Recognition of gain (loss)	R$ 13.5	R$ (52.2)
Maximum | Call option sold
Financial instruments
Exchange rate | R$ / $			4.7500	4.7500
Maximum | Put and call options bought
Financial instruments
Exchange rate | R$ / $			3.2865	3.2865
Cash flow hedge
Financial instruments
Principal amount	67.3				R$ 87.4
Senior Notes | Call option bought
Financial instruments
Exchange rate | R$ / $			3.2865	3.2865
Senior Notes | Call option sold
Financial instruments
Exchange rate | R$ / $			4.7500	4.7500
Short-term investments
Financial instruments
Financial assets at book value	627.7				1,036.1
Financial assets at fair value	627.7				1,036.1
Long-term investments
Financial instruments
Financial assets at book value	906.4				836.0
Financial assets at fair value	906.4				836.0
Restricted investments
Financial instruments
Financial assets at book value	3.9				8.8
Financial assets at fair value	3.9				8.8
Derivative financial instruments.
Financial instruments
Financial assets at book value	442.8				420.8
Financial assets at fair value	442.8				420.8
Loans and financing
Financial instruments
Financial liabilities at book value	3,387.6				3,489.9
Financial liabilities at fair value	3,389.5				3,461.0
Working capital loans denominated in US dollars that had swaps to local currency					101.7
Recognition of gain (loss)				R$ 3.3
Interest rate and Currency swap agreement | Senior Notes
Financial instruments
Principal amount | $			$ 400
Interest rate and Currency swap agreement for period April 2018 to April 2019 | Senior Notes
Financial instruments
Coupon payments | $			12
Interest rate and Currency swap agreement for period October 2019 to October 2024 | Senior Notes
Financial instruments
Coupon payments | $			$ 12
Interest rate and Currency swap agreement for period October 2019 to October 2024 | Senior Notes | Put option bought
Financial instruments
Exchange rate | R$ / $			3.2865	3.2865
Interest rate and Currency swap agreement for period October 2019 to October 2024 | Senior Notes | Call option sold
Financial instruments
Exchange rate | R$ / $			4.7500	4.7500
Interest rate swap contract | Cash flow hedge
Financial instruments
Financial liabilities at fair value	12.0				14.7
Recognition of gain (loss)				R$ (12.0)
Total notional of the finance leases					67.3
Derivative financial instruments.
Financial instruments
Financial liabilities at book value	430.5				426.9
Financial liabilities at fair value	R$ 430.5				R$ 426.9
CDI | Interest rate and Currency swap agreement | Senior Notes
Financial instruments
Interest rate (as a percent)			99.10%		99.10%